Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Alternative Asset Allocation VIPDWS Global Income Builder VIPDWS Global Income Builder FundDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundThe following disclosure is added under “Main investments” in the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Alternative Asset Allocation VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Alternative Asset Allocation VIPDWS Global Income Builder VIPDWS Global Income Builder FundDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundThe following disclosure is added under “Main investments” in the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES II | DWS Global Income Builder VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Alternative Asset Allocation VIPDWS Global Income Builder VIPDWS Global Income Builder FundDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundThe following disclosure is added under “Main investments” in the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed.Please Retain This Supplement for Future Reference
DEUTSCHE DWS MARKET TRUST | DWS Global Income Builder Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Alternative Asset Allocation VIPDWS Global Income Builder VIPDWS Global Income Builder FundDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundThe following disclosure is added under “Main investments” in the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed.Please Retain This Supplement for Future Reference
DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Moderate Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Alternative Asset Allocation VIPDWS Global Income Builder VIPDWS Global Income Builder FundDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundThe following disclosure is added under “Main investments” in the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed.Please Retain This Supplement for Future Reference
DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Conservative Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Alternative Asset Allocation VIPDWS Global Income Builder VIPDWS Global Income Builder FundDWS Multi-Asset Conservative Allocation FundDWS Multi-Asset Moderate Allocation FundThe following disclosure is added under “Main investments” in the “PRINCIPAL INVESTMENT STRATEGIES” section of each fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed.Please Retain This Supplement for Future Reference